Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Prepayments and Other Current Assets [Abstract]
Schedule of Prepayments and Other Current Assets

	December 31,
	2019	2020
	RMB	RMB
Prepayments to vendors and content providers	184,744	203,972
Interests receivable	168,739	103,531
Input value-added tax to be deducted	2,059	82,966
Prepayment of income tax	—	58,601
Receivables from exercise of vested share options	9,475	13,285
Loan to a third party	10,000	11,350
Prepayments to third-party payment platform	7,912	6,093
Other s	17,686	15,634
Less: expected credit loss provision	—	(324)

Total	400,615	495,108

Summary of expected credit loss provision related to other receivables
The following table presents the activity in the expected credit loss provision related to other receivables for the year ended December 31, 2020:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Beginning balance prior to ASC 326	—	—	—
Impact of adoption to ASC 326	—	—	(308)
Balance at beginning of the year	—	—	(308)
Current year provision	—	—	(155)
Current year reversal	—	—	139

Balance at end of the year	—	—	(324)